Shareholder Report, Average Annual Return (Details) 198974_Medalist Partners MBS Total Return Fund_Class A Shares_TSR Annual {Class A Shares}	12 Months Ended	60 Months Ended	119 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Class A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares (with sales charge)
Average Annual Return, Percent	6.02%	5.01%	3.23%
Without Sales Load [Member] | Class A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares (without sales charge)
Average Annual Return, Percent	8.24%	5.45%	3.44%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	2.01%
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	6.57%	0.15%	1.57%